Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Line Items]
Federal funds sold and securities purchased under resale agreements	$ 36,856,000,000	$ 25,801,000,000
Interest-earning deposits	219,220,000,000	186,249,000,000
Other short-term investments	2,353,000,000	1,743,000,000
Total	258,429,000,000	213,793,000,000
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments Textual [Abstract]
Funded contractual commitments	0	0
Unfunded contractual commitment	2,600,000,000	3,100,000,000
Loans [Member]
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments Textual [Abstract]
Securities purchased under long-term resale agreements	$ 14,900,000,000	$ 10,100,000,000